Income taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes

Note 12. Income taxes

Federal income tax expense differs from the statutory federal rates of 21% for the years ended December 31, 2022 and 2021 due to the following:

Rate Reconciliation	December 31, 2022		December 31, 2021

Provision/(Benefit) at Statutory Rate	$(2,770,944)	21.00%	$(557,193)	21.00%
State Tax Provision/(Benefit) net of federal benefit	(309,886)	2.35%	(94,610)	3.72%
Permanent Book/Tax Differences	10,621	(0.08)%	10,791	(0.04)%
Change in valuation allowance	2,751,592	(20.85)%	969,497	(36.54)%
Other	318,617	(2.42)%	(326,385)	12.30%
Income Tax Provision/(Benefit)	-	-	2,100	0.07%

The components of the net deferred tax asset at December 31, 2022 and 2021, are as follows:

	December 31, 2022	December 31, 2021
Deferred Tax Assets
Business Interest Limitation	$627,930	$713,822
Fixed Assets	140,494	(437,993)
Stock based compensation	1,017,629	817,012
Net Operating loss carryovers	2,089,409	741,742
Non-Capital Losses	365,053	-
Other	46,385	(299,273)
Net Deferred Tax Asset/(Liability)	4,286,900	1,535,310
Valuation Allowance	(4,286,900)	(1,535,310)
Net Deferred Tax Asset/(Liability)	$-	$-

Tax periods for all fiscal years after 2018 remain open to examination by the federal and state taxing jurisdictions to which the Company is subject. As of December 31, 2022, the Company has cumulative net federal and state operating losses of $8,984,664 and $4,668,349, respectively.

ASC 740, “Income Taxes” requires that a valuation allowance be established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be recognized. A review of all available positive and negative evidence needs to be considered, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. After consideration of all the information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a full valuation allowance as of December 31, 2022.

As of December 31, 2022, and 2021, the Company has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements. The Company’s policy is to classify assessments, if any, for tax related interest as income tax expenses. No interest or penalties were recorded during the years ended December 31, 2022, and 2021.